Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

8 Leases

Right-of-use assets

				Total
	Land and	Motor		Right-of-use
	buildings	vehicles	Other	assets
	$m	$m	$m	$m
Cost
At 1 January 2022	1,133	321	33	1,487
Additions through business combinations (Note 27)	4	–	–	4
Additions – separately acquired	140	81	14	235
Disposals and other movements	(33)	(58)	(13)	(104)
Exchange adjustments	(62)	(15)	(2)	(79)
At 31 December 2022	1,182	329	32	1,543
Additions through business combinations (Note 27)	8	–	–	8
Additions – separately acquired	220	219	5	444
Disposals and other movements	(71)	(57)	(2)	(130)
Exchange adjustments	13	4	1	18
At 31 December 2023	1,352	495	36	1,883
Additions through business combinations (Note 27)	20	–	–	20
Additions – separately acquired	332	342	18	692
Disposals and other movements	(73)	(140)	(5)	(218)
Exchange adjustments	(43)	(33)	(2)	(78)
At 31 December 2024	1,588	664	47	2,299
Depreciation and impairment
At 1 January 2022	326	154	19	499
Depreciation charge for the year	160	80	6	246
Impairment charge	2	–	–	2
Disposals and other movements	(54)	(50)	(10)	(114)
Exchange adjustments	(23)	(8)	(1)	(32)
At 31 December 2022	411	176	14	601
Depreciation charge for the year	170	98	7	275
Impairment charge	14	–	–	14
Disposals and other movements	(53)	(61)	(2)	(116)
Exchange adjustments	7	2	–	9
At 31 December 2023	549	215	19	783
Depreciation charge for the year	183	151	9	343
Impairment charge	7	–	–	7
Disposals and other movements	(71)	(115)	(6)	(192)
Exchange adjustments	(22)	(14)	(1)	(37)
At 31 December 2024	646	237	21	904
Net book value
At 31 December 2022	771	153	18	942
At 31 December 2023	803	280	17	1,100
At 31 December 2024	942	427	26	1,395

Lease liabilities

	2024	2023	2022
	$m	$m	$m
The present value of lease liabilities is as follows:
Within one year	(339)	(271)	(228)
Later than one year and not later than five years	(825)	(657)	(549)
Later than five years	(288)	(200)	(176)
Total lease liabilities	(1,452)	(1,128)	(953)

The interest expense on lease liabilities included within Finance expense was $61m (2023: $33m; 2022: $24m).

The total cash outflow for leases in 2024 was $377m (2023: $301m; 2022: $268m).

The Group has entered into lease contracts that have not yet commenced. The nominal value of estimated future lease payments under these lease contracts approximates $1,515m as of 31 December 2024. Of this value, $1,348m relates to a property lease in the US which is expected to commence in 2026 with a lease term of 15 years.

In 2022 the Group entered into a sale and leaseback agreement in relation to the Waltham R&D site in MA, US. Prior to the sale, the carrying value of the Property, plant and equipment was $124m. Cash proceeds of $265m were received, recorded within Disposal of property, plant and equipment within the Consolidated Statement of Cash Flows, and a gain on disposal of $125m was recorded within Other operating income and expense within the Consolidated Statement of Comprehensive Income. A lease liability and a corresponding right-of-use asset were recorded of $28m and $13m, respectively.